Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries

Entity name	Country	Ownership percentage December 31, 2023	Ownership percentage December 31, 2022
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée ("Docebo France")	France	100	100
Docebo DACH GmbH ("Docebo Germany")	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100
Docebo Ireland Limited	Ireland	100	100
Circles Collective Inc. ("PeerBoard")	United States	100	—
Edugo AI HK Limited ("Edugo.AI")	Hong Kong	100	—
Edugo AI Learning Software Limited ("Edugo.AI LS")[1]	Dubai	60	—
[1]Edugo AI Learning Software Limited was incorporated on October 3, 2023. As of December 31, 2023, the value of the identifiable net assets was nil. As such, no non-controlling interest was recognized.